Advisers Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated September 14, 2020 to the Summary Prospectus and Prospectus dated January 28, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on September 14, 2020 (Accession No. 0001193125-20-245046) with respect to the JOHCM Global Income Builder Fund.

The filing made September 21, 2020 (Accession No. 0001193125-20-249894) did not include the exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated September 14, 2020 to the Summary Prospectus and Prospectus dated January 28, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on September 14, 2020 (Accession No. 0001193125-20-245046) with respect to the JOHCM Global Income Builder Fund. This filing supersedes the filing made September 21, 2020 (Accession No. 0001193125-20-249894).